EMPLOYMENT COSTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Salaries and benefits		$ 1,418		$ 3,038
Amounts paid for services by HDSI personnel (note 9(b))	$ 2,764		$ 2,817
Total General and administrative	4,182		5,855
General and administrative
Share-based payments		2,858		9,342
Total of Share Based Payments		11,455		21,610
Pebble Services Inc.
Statement [Line Items]
Amounts paid for services by HDSI personnel (note 9(b))	1,508
Exploration and evaluation
Total Exploration and evaluation	4,415
Hunter Dickinson Services Inc.
Statement [Line Items]
Salaries and benefits		$ 2,907		$ 5,086
Amounts paid for services by HDSI personnel (note 9(b))	1,508		1,327
Exploration and evaluation
Total Exploration and evaluation	$ 4,415		$ 6,413